UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2008

Date of reporting period: September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

September 30, 2008 (unaudited)

		Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 67.8%
Treasuries - 67.8%
Mexican Bonos
Series M 20
8.00%, 12/07/23 (a)	MXN	18,624	$1,634,370
Series M 30
10.00%, 11/20/36 (a)		139,115	14,722,162
Series MI10
9.00%, 12/20/12 (a)		363,956	34,027,835
Peru Bono Soberano
7.84%, 8/12/20 (a)	PEN	220	69,908
9.91%, 5/05/15 (a)		1,600	576,896
Series 7
8.60%, 8/12/17 (a)		42,239	14,333,785
Republic of Brazil
10.25%, 1/10/28 (a)	BRL	15,463	7,201,684
12.50%, 1/05/16 - 1/05/22 (a)		59,541	32,366,331
Republic of Colombia
12.00%, 10/22/15 (a)	COP	22,469,000	10,747,101
U.S. Treasury Bond
3.875%, 5/15/18 (a)	US$	28,500	28,687,017
U.S. Treasury Bonds
5.375%, 2/15/31 (b)		1,961	2,228,339
6.625%, 2/15/27 (c)		73,570	93,721,264
11.25%, 2/15/15 (b)(c)		168,000	243,678,792
12.50%, 8/15/14 (b)(c)		70,300	76,654,487
U.S. Treasury Notes
3.50%, 11/15/09 (b)		154	156,876
4.00%, 2/15/15 (b)		179	187,978
4.00%, 6/15/09 - 3/15/10 (c)		145,000	148,093,800
4.125%, 5/15/15 (b)		795	838,849
4.125%, 8/15/10 (c)		21,844	22,736,524
4.25%, 11/15/13 - 8/15/14 (b)		427	454,141
4.375%, 8/15/12 (b)		700	745,445
4.50%, 2/15/16 (b)		598	637,431
4.625%, 11/15/16 (c)		15,966	17,018,766
4.75%, 5/15/14 (c)		60,280	65,837,093

4.875%, 5/15/09 (a)(c)	85,000	86,613,640
4.875%, 2/15/12 (b)	250	268,672
4.875%, 8/15/16 (c)	64,000	69,275,008
5.125%, 5/15/16 (c)	3,000	3,301,407
U.S. Treasury Strips
Zero Coupon, 5/15/17 (b)(c)(d)(e)	259,750	182,482,947
Zero Coupon, 11/15/21 (b)(d)	285,350	156,544,437

Total Governments - Treasuries (cost $1,259,921,349)		1,315,842,985

MORTGAGE PASS-THRU’S - 31.5%
Agency Fixed Rate 30-Year - 22.8%
Federal Gold Loan Mortgage Corp.
Series 2007
7.00%, 2/01/37 (b)	17,447	18,254,268
Federal Home Loan Mortgage Corp.
Series 2006
6.00%, 9/01/36 (b)	69,406	70,325,179
Federal National Mortgage Association
5.50%, TBA	47,500	47,366,430
Series 1998
8.00%, 6/01/28 (b)	82	89,444
Series 1999
7.50%, 11/01/29 (b)	100	108,031
Series 2006
6.50%, 8/01/36 (a)(b)	530	543,788
Series 2007
6.50%, 8/01/37 (b)	45,157	46,352,765
Series 2008
4.50%, 3/01/38 - 4/01/38 (b)	165,000	156,115,664
5.50%, 1/01/37 (a)(b)	19,709	19,681,416
5.50%, 1/01/37 (b)	83,273	83,156,707
Government National Mortgage Association
Series 1999
6.50%, 2/15/29 (b)	87	89,373

		442,083,065

Agency ARMS - 8.7%
Federal Home Loan Mortgage Corp.
Series 2007
5.713%, 1/01/37 (b)(f)	40,511	40,906,405
5.811%, 2/01/37 (b)(f)	20,970	21,192,115
5.821%, 3/01/37 (b)(f)	22,570	22,819,241
5.98%, 2/01/37 (b)(f)	25,225	25,559,430
6.082%, 3/01/37 (b)(f)	13,923	14,108,149
Federal National Mortgage Association
Series 2006
5.85%, 11/01/36 (b)(f)	17,860	18,143,953

Series 2007
5.908%, 3/01/37 (b)(f)		25,902	26,264,920

			168,994,213

Total Mortgage Pass-Thru’s (cost $613,837,751)			611,077,278

AGENCIES - 10.6%
Agency Debentures - 10.6%
Federal National Mortgage Association
3.375%, 5/19/11 (b)		41,000	41,084,132
5.375%, 6/12/17 (c)		76,000	79,683,796
Resolution Funding Corp.
Series 1990
Zero Coupon, 10/15/20 (a)		150,000	84,923,850

Total Agencies (cost $189,937,237)			205,691,778

CORPORATES - INVESTMENT GRADES - 8.3%
Financial Institutions - 4.3%
Banking - 1.9%
ATF Bank
9.00%, 5/11/16 (a)(g)		5,223	3,446,553
Barclays Bank PLC
8.55%, 6/15/11 (a)(g)(h)		638	585,767
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)		14,000	12,022,360
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37 (a)		5,100	3,909,426
Manufacturers & Traders Trust
6.625%, 12/04/17 (a)		506	420,732
National Australia Bank Ltd.
Series GMTN
5.50%, 5/20/15 (a)	EUR	50	65,592
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (a)(h)	US$	1,629	1,338,795
TransCapitalInvest Ltd. for OJSC AK Transneft
7.70%, 8/07/13 (a)(g)		7,416	6,778,335
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)(h)		3,760	3,634,228
US Bank NA
6.30%, 2/04/14 (a)		2,695	2,627,250
Wachovia Bank NA
4.875%, 2/01/15 (a)		3,841	2,276,699

			37,105,737

Basic - 0.2%
Morgan Stanley
10.09%, 5/03/17 (a)(g)	BRL	11,615	3,357,113

Brokerage - 0.7%
Merrill Lynch & Co., Inc.
5.70%, 5/02/17 (a)	US$	13,500	11,049,952
6.05%, 5/16/16 (a)		2,678	2,185,090

			13,235,042

Finance - 1.4%
Capital One Financial Corp.
6.75%, 9/15/17 (a)		1,830	1,610,943
CIT Group, Inc.
7.625%, 11/30/12 (a)		10,435	6,619,609
Series MTN
5.125%, 9/30/14 (a)		2,540	1,252,619
General Electric Capital Corp.
5.625%, 5/01/18 (a)		4,750	4,015,061
6.44%, 11/15/22 (a)	GBP	238	390,191
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (a)(g)	US$	350	360,739
SLM Corp.
5.05%, 11/14/14 (a)		3,610	2,202,100
Series MTNA
5.375%, 5/15/14 (a)		11,385	7,058,700
VTB Capital SA
6.609%, 10/31/12 (a)(g)		700	560,000
6.875%, 5/29/18 (a)(g)		2,716	2,087,925

			26,157,887

Insurance - 0.1%
American International Group, Inc.
4.25%, 5/15/13 (a)		4,480	2,561,333
AMP Group Finance Services Ltd.
7.125%, 8/06/09 (a)(h)(i)	GBP	50	87,833
AMP UK Finance Services PLC
6.375%, 11/17/10 (a)		110	197,029

			2,846,195

Other Finance - 0.0%
Red Arrow Intl Leasing PLC
8.375%, 6/30/12 (a)	RUB	13,033	457,128

			83,159,102

Industrial - 3.8%
Basic - 1.7%
Alcoa, Inc.
5.55%, 2/01/17 (a)	US$	7,883	7,041,561
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)		7,500	7,387,500
GTL Trade Finance, Inc.
7.25%, 10/20/17 (a)(g)		2,536	2,431,491
Southern Copper Corp.
7.50%, 7/27/35 (a)		5,107	4,721,702

Union Carbide Corp.
7.75%, 10/01/96 (a)		1,785	1,568,546
United States Steel Corp.
6.05%, 6/01/17 (a)(b)		965	838,538
Vale Overseas Ltd.
6.875%, 11/21/36 (a)		10,673	9,500,112

			33,489,450

Capital Goods - 0.5%
Caterpillar Financial Services Corp.
6.20%, 9/30/13 (a)		9,580	9,579,732
Legrand SA
8.50%, 2/15/25 (a)		10	10,035
Tyco International Group SA
6.00%, 11/15/13 (a)		140	137,184

			9,726,951

Communications - Media - 0.0%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(g)		350	334,343

Communications - Telecommunications - 0.2%
AT&T Corp.
8.00%, 11/15/31 (a)		1,000	1,012,750
Embarq Corp.
7.082%, 6/01/16 (a)		1,277	1,034,932
Qwest Corp.
7.625%, 6/15/15 (a)		700	609,000
Telekom Finanzmanagement
5.00%, 7/22/13 (a)	EUR	1,112	1,484,226

			4,140,908

Consumer Cyclical - Other - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	US$	1,213	1,145,687

Consumer Cyclical - Retailers - 0.2%
Limited Brands, Inc.
6.90%, 7/15/17 (a)		5,593	4,715,056

Consumer Non-Cyclical - 0.1%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(g)		1,000	959,381

Energy - 0.6%
Apache Corp.
6.90%, 9/15/18 (a)		5,215	5,222,635
Gaz Capital SA
6.212%, 11/22/16 (a)(g)		1,404	1,084,790
6.51%, 3/07/22 (a)(g)		3,335	2,401,200
Weatherford International Ltd.
5.15%, 3/15/13 (a)		1,595	1,536,063
6.00%, 3/15/18 (a)		730	655,403

			10,900,091

Other Industrial - 0.2%
Usiminas Commercial Ltd.
7.25%, 1/18/18 (a)(g)		4,263	4,143,482

Technology - 0.0%
Electronic Data Systems Corp.
Series B
6.00%, 8/01/13 (a)		600	611,752

Transportation - Airlines - 0.2%
Qantas Airways Ltd.
6.05%, 4/15/16 (a)(g)		5,000	4,577,305

Transportation - Railroads - 0.0%
Canadian Pacific Railway Co.
6.50%, 5/15/18 (a)		15	14,145

			74,758,551

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Gaz Capital SA
6.51%, 3/07/22 (a)(g)		1,893	1,351,224

Industrials - 0.1%
Basic - 0.1%
JPMorgan Chase & Co.
7.00%, 6/28/17 (a)(g)	RUB	46,000	1,116,479

Total Corporates - Investment Grades (cost $188,804,346)			160,385,356

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2%
Non-Agency Fixed Rate CMBS - 6.2%
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class A4
5.492%, 2/10/51 (a)	US$	3,919	3,261,739
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-T24, Class A4
5.537%, 10/12/41 (a)		9,100	8,213,869
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/49 (a)		150	139,449
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46 (a)		4,830	4,183,078
Series 2007-C9, Class A4
6.01%, 12/10/49 (a)		5,030	4,327,880
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.021%, 6/15/38 (a)		100	90,897
Series 2006-C4, Class A3
5.467%, 9/15/39 (a)		9,000	7,910,893

Series 2006-C4, Class AM
5.509%, 9/15/39 (a)		13,000	10,399,799
Series 2006-C5, Class A3
5.311%, 12/15/39 (a)		13,000	11,268,455
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A2
5.381%, 3/10/39 (a)		5,759	5,371,380
JP Morgan Chase Commercial Mortgage Securities
Series 2006-CB15, Class AM
5.855%, 6/12/43 (a)		1,651	1,366,246
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.814%, 6/12/43 (a)		15,890	14,264,429
Series 2006-CB17, Class A4
5.429%, 12/12/43 (a)		21,106	18,332,336
Series 2007-C1, Class A4
5.716%, 2/15/51 (a)		5,224	4,365,160
Series 2007-CB18, Class A4
5.44%, 6/12/47 (a)		155	129,311
Merrill Lynch Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.204%, 12/12/49 (a)		10,000	7,822,518
Series 2007-9, Class A4
5.70%, 9/12/49 (a)		5,220	4,420,158
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 2/12/51 (a)		6,000	5,070,664
Morgan Stanley Capital
Series 2005-HQ6, Class A4A
4.989%, 8/13/42 (a)		7,800	7,187,632
Series 2007-IQ15, Class A4
6.077%, 6/11/49 (a)		2,306	1,995,651
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45 (a)		100	91,771

			120,213,315

Non-Agency Floating Rate CMBS - 0.0%
Eclipse PLC
Series 2007-1X, Class B
6.046%, 1/25/20 (a)(f)(g)	GBP	59	81,365

Total Commercial Mortgage-Backed Securities (cost $133,796,331)			120,294,680

CORPORATES - NON-INVESTMENT GRADES - 5.8%
Industrial - 4.8%
Basic - 1.0%
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)(g)	US$	230	174,800
Evraz Group SA
8.25%, 11/10/15 (a)(g)		489	359,415
8.875%, 4/24/13 (a)(g)		3,697	2,809,720
Georgia Gulf Corp.
10.75%, 10/15/16 (a)		250	112,500
Quality Distribution LLC
9.00%, 11/15/10 (a)		1,875	787,500
Steel Capital SA for OAO Severstal
9.75%, 7/29/13 (a)(g)		9,646	7,909,720
Vedanta Resources PLC
8.75%, 1/15/14 (a)(g)		7,226	6,444,147

			18,597,802

Capital Goods - 0.4%
Associated Materials, Inc.
11.25%, 3/01/14 (a)(j)		13,045	8,414,025
Berry Plastics Holding Corp.
10.25%, 3/01/16 (a)		150	99,000

			8,513,025

Communications - Media - 0.9%
CCH I Holdings LLC
11.75%, 5/15/14 (a)(i)		11,000	4,235,000
CCH I LLC
11.00%, 10/01/15 (a)		4,009	2,645,940
Clear Channel Communications, Inc.
5.75%, 1/15/13 (a)		220	97,900
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)		3,300	3,209,250
Paxson Communications Corp.
9.041%, 1/15/13 (a)(f)(g)(k)		6,561	3,543,038
Rainbow National Services LLC
10.375%, 9/01/14 (a)(g)		1,750	1,785,000
RH Donnelley Corp.
Series A-1
6.875%, 1/15/13 (a)		3	1,170
Series A-2
6.875%, 1/15/13 (a)		6	2,340
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)		1,650	874,500
Six Flags Operations, Inc.
12.25%, 7/15/16 (a)(g)		423	387,045

			16,781,183

Communications - Telecommunications - 1.1%
Centennial Communications Corp.
10.00%, 1/01/13 (a)		1,700	1,627,750
Digicel Ltd.
9.25%, 9/01/12 (a)(g)		5,465	5,410,350
Inmarsat Finance PLC
10.375%, 11/15/12 (a)(j)		6,475	6,377,875
Nextel Communications, Inc.
Series E
6.875%, 10/31/13 (a)		3,830	2,604,400
Terrestar Networks, Inc.
15.00%, 2/15/14 (a)(g)(k)		2,790	1,953,025
Vip Finance
8.375%, 4/30/13 (a)(g)		3,985	3,168,346

			21,141,746

Consumer Cyclical - Automotive - 0.2%
Ford Motor Credit Co.
7.00%, 10/01/13 (a)		2,350	1,444,209
Gallery Capital SA
10.125%, 5/15/13 (a)(g)		3,315	2,706,466

			4,150,675

Consumer Cyclical - Other -0.1%
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)		1,100	572,000
Six Flags, Inc.
9.625%, 6/01/14 (a)		1,023	572,880
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)		2,000	860,000

			2,004,880

Consumer Cyclical - Retailers -0.0%
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)		1,600	884,000

Consumer Non-Cyclical - 0.3%
Central European Distribution Corp.
8.00%, 7/25/12 (a)(g)	EUR	62	80,204
Dole Food Co., Inc.
8.875%, 3/15/11 (a)	US$	1,150	966,000
Select Medical Corp.
7.625%, 2/01/15 (a)		250	202,500
8.834%, 9/15/15 (a)(f)		5,000	4,075,000

			5,323,704

Energy - 0.2%
TNK-BP Finance SA
7.50%, 7/18/16 (a)(g)		5,353	3,747,100

Other Industrial - 0.2%
Noble Group Ltd.
8.50%, 5/30/13 (a)(g)		3,093	2,551,725
RBS Global, Inc. and Rexnord Corp.
11.75%, 8/01/16 (a)		2,150	2,021,000
Yioula Glassworks SA
9.00%, 12/01/15 (a)(g)	EUR	253	242,198

			4,814,923

Services - 0.2%
Noble Group Ltd.
6.625%, 3/17/15 (a)(g)	US$	3,560	2,776,800
West Corp.
11.00%, 10/15/16 (a)		150	108,000

			2,884,800

Technology - 0.0%
Freescale Semiconductor, Inc.
10.125%, 12/15/16 (a)		300	192,000

Transportation - Services - 0.2%
The Hertz Corp.
10.50%, 1/01/16 (a)		5,000	4,175,000

			93,210,838

Financial Institutions - 1.0%
Banking - 0.1%
ALB Finance BV
9.25%, 9/25/13 (a)(g)		276	143,520
CenterCredit International BV
8.625%, 1/30/14 (a)(g)		2,297	1,607,900
Kazkommerts International BV
8.50%, 4/16/13 (a)(g)		325	191,802
RS Finance (RSB)
7.50%, 10/07/10 (a)(g)		386	262,480

			2,205,702

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
Series MTN
6.875%, 5/02/18 (a)(l)		3,605	450,625

Finance - 0.6%
Chaoda Modern Agriculture
7.75%, 2/08/10 (a)(g)		4,505	4,503,558
General Motors Acceptance Corp.
6.75%, 12/01/14 (a)		10,000	3,838,140
6.875%, 9/15/11 (a)		3,960	1,766,901
8.00%, 11/01/31 (a)		4,000	1,509,108

			11,617,707

Insurance - 0.3%
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26 (a)		5,000	4,300,000

Resolution PLC
6.586%, 4/25/16 (a)(h)	GBP	50	43,557

			4,343,557

			18,617,591

Total Corporates - Non-Investment Grades (cost $157,537,503)			111,828,429

BANK LOANS - 4.3%
Industrial - 3.6%
Basic - 0.8%
Blockbuster, Inc.
6.54%-6.95%, 8/20/11 (h)	US$	679	607,374
Celanese US Holdings LLC
4.28%, 4/02/14 (h)		997	911,861
Dealer Computer Services, Inc.
5.70%, 10/26/12 (h)		629	560,056
Dresser, Inc.
5.05%-5.95%, 5/04/14 (h)		1,699	1,532,905
Flakeboard
10.53%-11.26%, 7/28/12 (h)(k)		1,821	1,456,738
Georgia-Pacific Corp.
4.56%-5.51%, 12/20/12 (h)		1,435	1,251,699
Graphic Packaging Holding Co.
5.53%-6.51%, 5/16/14 (h)		1,971	1,763,350
Hexion Specialty
5.06%, 5/06/13 (h)		819	614,586
6.06%, 5/06/13 (h)		178	133,165
Huntsman International LLC
5.45%, 4/21/14 (h)		939	825,337
London Arena and Waterfront
5.31%, 3/08/12 (h)		1,388	1,263,005
Lyondellbasell
7.00%, 12/22/14 (h)		1,393	978,582
Newpage Corp.
7.00%-7.75%, 12/22/14 (h)		496	452,262
Talecris Biotherepeutics, Inc.
9.31%, 12/08/14 (h)		900	868,500
TDS Investor Corp.
6.01%, 8/23/13 (h)		445	353,952
Trinidad Drilling
4.98%, 5/01/11 (h)		976	927,042
VML US Finance LLC
6.02%, 5/25/12 (h)		333	303,147

			14,803,561

Capital Goods - 0.1%
GPS CCMP Merger Corp.
5.28%, 11/11/13 (h)		449	320,346

Graham Packaging
4.75%-6.06%, 10/07/11 (h)	992	888,237
Manitowoc Co., Inc.
8/25/14 (m)	525	501,637
Sequa Corp.
5.94%-7.25%, 12/03/14 (h)	426	378,918

		2,089,138

Communications - Media - 0.5%
Charter Communications Operating LLC
4.80%, 3/06/14 (h)	1,489	1,183,139
CSC Holdings, Inc. (Cablevision)
4.56%, 3/29/13 (h)	1,491	1,341,973
IDEARC, Inc. (Verizon)
5.71%-5.77%, 11/17/14 (h)	1,481	868,950
Metro-Goldwyn Mayer
7.01%, 4/09/12 (h)	2,438	1,639,219
Thomson Learning
6.20%, 7/03/14 (h)	1,485	1,204,973
Univision Communications, Inc.
5.04%-6.25%, 9/29/14 (h)(k)	1,500	955,005
VML US Finance LLC
6.02%, 5/25/13 (h)	750	682,080
Wide Open West Finance LLC
5.29%-6.26%, 6/30/14 (h)	2,500	1,875,000

		9,750,339

Communications - Telecommunications - 0.5%
Alltel Corp.
4.99%, 5/15/15 (h)	1,238	1,207,429
Cebridge Connections
7.30%, 5/05/14 (h)	1,250	1,003,125
8.80%, 5/05/14 (h)(k)	2,512	2,030,171
HIT Entertainment Ltd.
4.80%, 3/20/12 (h)	732	607,588
Level 3 Communications
4.73%-5.03%, 3/13/14 (h)	3,000	2,544,390
Sorenson Communications, Inc.
6.21%, 8/16/13 (h)	1,077	1,009,928
Telesat Canada
5.80%-6.71%, 10/31/14 (h)	1,833	1,644,153
5.89%-6.77%, 10/31/14 (h)	157	141,210

		10,187,994

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
5.49%, 12/16/13 (h)	1,480	977,119
Visteon Corp.
5.49%, 6/13/13 (h)	2,000	1,232,860

		2,209,979

Consumer Cyclical - Other - 0.2%
Allison Transmission, Inc.
5.24%-5.27%, 8/07/14 (h)	487	402,535
Hanesbrands, Inc.
4.54%-5.45%, 9/05/13 (h)	1,000	903,500
Harrah’s Operating Co., Inc.
5.80%-6.76%, 1/28/15 (h)	1,493	1,219,029
Penn National Gaming, Inc.
4.24%-4.55%, 10/03/12 (h)	647	586,773
Six Flags, Inc.
4.94%-5.46%, 4/30/15 (h)	988	771,899
TDS Investor Corp.
6.01%, 8/23/13 (h)	89	71,021
VML US Finance LLC
6.02%, 5/27/13 (h)	667	606,293

		4,561,050

Consumer Cyclical - Retailers - 0.1%
Mattress Holding Corp.
5.96%, 1/18/14 (h)	494	333,290
Petco Animal Supplies, Inc.
5.04%-6.01%, 10/26/13 (h)	983	859,687
Targus Group International
6.45%-6.60%, 11/22/12 (h)	902	593,309

		1,786,286

Consumer Non-Cyclical - 0.6%
Aramark Corp.
8.38%, 1/26/14 (h)	985	1,488,505
Best Brands Corp.
2.50%-8.98%, 12/12/12 (h)(k)	622	447,628
Beverly Enterprizes
6.51%, 3/14/11 (h)	947	852,589
Carestream Health, Inc.
8.04%-8.06%, 10/30/13 (h)	1,000	625,000
Community Health Services, Inc.
7/25/14 (m)	58	50,924
5.06%-5.97%, 7/25/14 (h)	1,134	995,368
Harlan Sprague Dawlwy, Inc.
5.25%-6.50%, 7/11/14 (h)	905	832,391
HCA, Inc.
6.01%, 11/18/13 (h)	1,732	1,533,374
HCR Healthcare, LLC
6.20%, 12/22/14 (h)	985	817,847
Health Management Associates
5.51%, 2/28/14 (h)	968	816,677
Mylan Laboratories, Inc.
7.00%-7.06%, 10/02/14 (h)	596	555,965

Talecris Biotherepeutics, Inc.
6.31%, 12/06/13 (h)	2,061	1,994,390
Wrigley Jr Company
7/25/14 (n)	900	882,621

		11,893,279

Energy - 0.2%
Ashmore Energy International
0.5%-3.66%, 3/30/12 (h)	179	156,968
6.76%, 3/30/14 (h)	785	686,968
Dalbo, Inc.
5.98%-7.25%, 8/27/12 (h)	710	674,180
Infrastrux Group, Inc.
0.50%-7.45%, 11/03/12 (h)(k)	1,703	1,588,227

		3,106,343

Services - 0.1%
Chrysler Financial Services Americas LLC
6.82%, 8/03/12 (h)	991	671,429
Sabre, Inc.
4.79%-5.70%, 9/30/14 (h)	972	659,439
West Corp.
5.17%-6.07%, 10/24/13 (h)	985	738,750

		2,069,618

Technology - 0.4%
Asurion Corp.
5.49%-5.79%, 7/03/14 (h)	1,000	871,500
Dealer Computer Services, Inc.
9.20%, 10/26/13 (h)	498	440,852
Freescale Semiconductor, Inc.
4.23%, 11/29/13 (h)	1,485	1,205,921
IPC Systems, Inc.
6.01%, 6/02/14 (h)	1,975	1,392,375
9.01%, 6/01/15 (h)	2,000	1,095,000
Marvel Technology Group Ltd.
6.20%, 11/09/09 (h)	959	951,559
Sungard Data Systems, Inc.
4.55%, 2/28/14 (h)	992	861,553
Vertafore, Inc.
8.56%, 1/31/14 (h)	500	427,500

		7,246,260

		69,703,847

Utility - 0.4%
Electric - 0.4%
FirstLight Power Resources, Inc.
2.65%-3.66%, 11/01/13 (h)	109	103,574
5.75%, 11/01/13 (h)	849	803,855
7.71%, 5/01/14 (h)	2,000	1,880,000

Northeast Biofuels LLC
1.50%-6.09%, 6/28/13 (k)		28	14,146
6.09%-6.31%, 6/28/13		688	344,172
Riverside Energy Center, LLC
7.04%, 6/24/11 (h)		1,490	1,489,761
Rocky Mountain Energy
2.69%-4.35%, 6/24/11 (h)		127	127,438
7.04%, 6/24/11 (h)		745	745,402
Texas Competitive Electronics
5.98%-7.26%, 10/10/14 (h)		743	626,113
TXU Corp.
5.98%-7.26%, 10/10/14 (h)		1,789	1,504,936

			7,639,397

Other Utility - 0.0%
GBGH LLC
2.0%-9.50%, 8/07/13 (h)(k)		647	627,299

			8,266,696

Financial Institutions - 0.3%
Banking - 0.0%
North Las Vegas
7.70%, 5/09/11 (h)		61	42,581
11.95%, 5/09/12 (h)		2,100	420,000

			462,581

Finance - 0.2%
First Data Corp.
5.92%-6.51%, 9/24/14 (h)		1,980	1,698,404
LPL Holdings
5.51%, 6/28/13 (h)		1,740	1,600,552
Natural Products
5.04%-6.01%, 3/08/14 (h)		938	562,686

			3,861,642

Other Finance - 0.0%
Grosvenor Capital Management
4.50%-4.87%, 12/05/13 (h)		937	833,799

REITS - 0.1%
Crescent Resources
6.92%, 9/07/12 (h)		1,000	542,500
Landsource Communities
8.50%, 6/01/09 (k)		1,351	756,731

			1,299,231

			6,457,253

Total Bank Loans (cost $102,561,383)			84,427,796

INFLATION-LINKED SECURITIES - 2.6%
Republic of Uruguay
3.70%, 6/26/37 (a)	UYU	16,793	563,370

U.S. Treasury Notes
2.375%, 4/15/11 (TIPS) (b)	US$	47,434	47,974,939
Unibanco Grand Cayman
8.70%, 2/11/10 (a)(g)	BRL	5,243	2,564,672

Total Inflation-Linked Securities (cost $50,229,135)			51,102,981

EMERGING MARKETS - SOVEREIGNS - 2.6%
Non Corporate Sectors - 2.6%
Sovereign - 2.6%
Argentina - 0.4%
Republic of Argentina
3.127%, 8/03/12 (a)(f)	US$	6,761	4,873,864
7.00%, 10/03/15 (a)		125	71,750
7.82%, 12/31/33 (a)	EUR	5,366	3,550,339

			8,495,953

Colombia - 0.1%
Republic of Colombia
7.375%, 9/18/37 (a)	US$	1,266	1,267,266

Dominican Republic - 0.0%
Dominican Republic
Zero Coupon, 7/23/09 (a)		28,958	721,084

Ecuador - 0.3%
Republic of Ecuador
9.375%, 12/15/15 (a)(g)		1,099	923,160
10.00%, 8/15/30 (a)(g)(i)		7,249	5,219,280

			6,142,440

Indonesia - 1.2%
Republic of Indonesia
6.625%, 2/17/37 (a)(g)		720	573,300
6.75%, 3/10/14 (a)(g)		565	528,275
6.875%, 3/09/17 - 1/17/18 (a)(g)		8,280	7,339,180
7.75%, 1/17/38 (a)(g)		5,073	4,565,700
8.50%, 10/12/35 (a)(g)		801	790,987
12.90%, 6/17/22 (a)(g)		2,102,200	215,625
14.25%, 6/19/13 (a)(g)		80,000,000	8,872,384

			22,885,451

Panama - 0.2%
Republic of Panama
9.375%, 4/01/29 (a)		2,284	2,832,160

Venezuela - 0.4%
Republic of Venezuela
5.75%, 2/26/16 (a)		4,034	2,702,780
7.00%, 12/01/18 (a)(g)		3,615	2,394,937
8.50%, 10/08/14 (a)		3,490	2,748,375
13.625%, 8/15/18 (a)		458	480,900

			8,326,992

Total Emerging Markets - Sovereigns (cost $60,361,990)			50,671,346

EMERGING MARKETS - TREASURIES - 2.4%
Non Corporate Sectors - 2.4%
Sovereign - 2.4%
Colombia - 0.1%
Republic of Colombia
9.85%, 6/28/27 (a)	COP	3,498,000	1,458,756

Turkey - 2.3%
Turkey Government Bond
Zero Coupon, 2/04/09 (a)	TRY	37,451	27,791,965
Zero Coupon, 5/06/09 (a)		682	484,243
16.00%, 3/07/12 (a)		22,812	16,720,118

			44,996,326

Total Emerging Markets - Treasuries (cost $46,878,335)			46,455,082

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Petronas Capital Ltd.
7.00%, 5/22/12 (a)(g)	US$	873	948,960
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(g)		298	208,242
7.125%, 1/14/14 (a)(g)		12,351	10,220,453
7.75%, 5/29/18 (a)(g)		2,354	1,784,685

Total Quasi-Sovereigns (cost $15,663,856)			13,162,340

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Indonesia - 0.3%
Majapahit Holding BV
7.875%, 6/29/37 (a)(g)		6,188	4,579,120

Kazakhstan - 0.4%
KazMunaiGaz Finance Sub BV
8.375%, 7/02/13 (a)(g)		9,625	8,277,500

Total Governments - Sovereign Agencies (cost $14,773,046)			12,856,620

CMOS - 0.3%
Non-Agency Floating Rate - 0.3%
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A9, Class 2A1A
5.141%, 12/25/35 (a)(f)		6,085	5,685,268

Agency Fixed Rate - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.75%, 11/16/45 (a)(h)		6,112	249,130

Total CMOs (cost $5,997,589)			5,934,398

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Republic of Brazil
8.25%, 1/20/34 (a)(o) (cost $4,526,259)		4,331	4,904,857

EMERGING MARKETS - CORPORATE BONDS - 0.1%
Financial Institutions - 0.1%
Banking - 0.1%
Banco BMG SA
9.15%, 1/15/16 (a)(g)		400	356,000

Utility - 0.0%
Electric - 0.0%
AES El Salvador Trust
6.75%, 2/01/16 (a)(g)		350	334,824

Non Corporate Sectors - 0.0%
Sovereign - 0.0%
Russia - 0.0%
Alfa Bond Issuance PLC
8.625%, 12/09/15 (a)(h)		300	247,884

Industrial - 0.0%
Consumer Cyclical - Other - 0.0%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (a)(g)	EUR	50	45,050

Consumer Non-Cyclical - 0.0%
Foodcorp Ltd.
8.875%, 6/15/12 (a)(g)		194	172,061

			217,111

Total Emerging Markets - Corporate Bonds (cost $1,351,849)			1,155,819

		Shares
PREFERRED STOCKS - 0.0%
Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (a)(h) (cost $3,133,125)		125,325	273,209

		Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.0%
Bogota Distrio Capital
9.75%, 7/26/28 (a)(g) (cost $192,017)	COP	438,000	164,471

		Shares
WARRANTS - 0.0%
Republic of Venezuela, expiring 4/15/20 (p) (cost $0)		1,785	0

SHORT-TERM INVESTMENTS - 9.5%
Investment Companies - 9.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (q) (cost $183,650,701)		183,650,701	183,650,701

Total Investments - 153.6% (cost $3,033,153,802)			2,979,880,126
Other assets less liabilities - (53.6)%			(1039952375)

Net Assets - 100.0%			$1,939,927,751

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Lehman Brothers Qantas Airways Ltd. 5.125%, 6/20/13	$5,000	1.75%	3/20/16	$36,594
Sale Contracts:
Citibank, N.A. Republic of Brazil 12.25%, 03/06/30	1,910	3.09	8/20/10	78,386
Citigroup Global Markets, Inc Gazprom OAO 5.875-10.50%, 4/25/07-4/28/34	10,000	1.04	10/20/10	(457,122)
Citigroup Global Markets, Inc Republic of Philippines 10.625%, 3/16/25	3,360	4.95	3/20/09	68,492
JP Morgan Chase Gazprom OAO 5.875-10.50%, 4/25/07-4/28/34	1,380	1.04	10/20/10	(63,083)

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
JP Morgan Chase Petroleos De Venezuela SA 5.50%, 4/12/37	$9,330	6.62%	5/20/09	$154,814

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 10 Yr Futures	3,220	December 2008	$370,822,741	$369,092,500	$1,730,241
U.S. T-Note 2 Yr Futures	470	December 2008	99,567,847	100,315,625	(747,778)
US T-Bond 30yr Futures	126	December 2008	14,761,471	14,763,656	(2,185)
US T-Note 5yr Futures	2,728	December 2008	306,795,280	306,175,375	619,905

					$1,600,183

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
British Pound
settling 10/22/08	12,630	$22,280,108	$22,488,236	$208,128
Canadian Dollar
settling 10/23/08	50,175	47,022,129	47,203,873	181,744
Euro
settling 10/30/08	26,935	38,543,560	38,024,226	(519,334)
New Zealand Dollar
settling 11/10/08	14,066	9,394,465	9,368,931	(25,534)
Norwegian Krone
settling 10/20/08	388,613	72,651,023	66,071,143	(6,579,880)
Norwegian Krone
settling 10/20/08	10,772	1,889,224	1,831,495	(57,729)
Singapore Dollar
settling 10/06/08	30,000	21,978,344	20,882,004	(1,096,340)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Swedish Krona
settling 10/15/08	152,269	$22,164,382	$22,000,549	$(163,833)
Swedish Krona
settling 10/15/08	371,236	56,543,497	53,637,882	(2,905,615)
Swiss Franc
settling 11/13/08	2,730	2,526,556	2,439,184	(87,372)
Sale Contracts:
British Pound
settling 10/22/08	11,407	22,047,977	20,310,502	1,737,475
British Pound
settling 10/22/08	285	543,503	506,673	36,830
British Pound
settling 10/22/08	2,398	4,263,136	4,270,522	(7,386)
Canadian Dollar
settling 10/23/08	21,201	20,255,292	19,945,886	309,406
Canadian Dollar
settling 10/23/08	28,962	27,194,279	27,247,349	(53,070)
Euro
settling 10/30/08	37,662	55,323,135	53,168,797	2,154,338
Japanese Yen
settling 10/27/08	3,127,393	29,713,944	29,521,828	192,116
Mexican Peso
settling 10/28/08	349,722	34,231,052	31,872,685	2,358,367
New Turkish Lira
settling 11/05/08	11,229	9,310,903	8,751,246	559,657
New Turkish Lira
settling 11/05/08	11,562	9,094,700	9,010,490	84,210
New Turkish Lira
settling 11/05/08	12,154	9,592,160	9,472,134	120,026
New Zealand Dollar
settling 11/10/08	14,190	9,421,253	9,451,829	(30,576)
Norwegian Krone
settling 10/20/08	7,793	1,402,936	1,325,003	77,933
Singapore Dollar
settling 10/06/08	30,000	21,231,272	20,882,004	349,268
Swedish Krona
settling 10/15/08	117,291	17,424,414	16,946,684	477,730
Swedish Krona
settling 10/15/08	15,418	2,364,644	2,227,654	136,990
Swiss Franc
settling 11/13/08	56,794	50,167,187	50,751,835	(584,648)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	Amount
JP Morgan Chase	2.50%	10/02/08	$65,788,703
JP Morgan Chase	2.50	10/02/08	265,089,313
Merrill Lynch	0.70	10/01/08	56,719,853
Merrill Lynch	1.00	10/01/08	272,308,781

			$659,906,650

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $625,979,799.
(b)	Position, or a portion thereof, has been segregated to collateralize loan payable outstanding. The aggregate market value of these securities amounted to $1,186,681,182.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The aggregate market value of these securities amounted to $673,742,008.
(d)	PO - Principal Only
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $6,182,290.
(f)	Floating Rate Security. Stated interest rate was in effect at September 30, 2008.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate market value of these securities amounted to $149,494,717 or 7.7% of net assets.
(h)	Variable rate coupon, rate shown as of September 30, 2008.
(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2008.
(j)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(k)	Pay-In-Kind Payments (PIK).
(l)	Security is in default and is non-income producing.
(m)	This position represents unfunded or partially unfunded loan commitments. Investments in unfunded loan commitments obligate the Fund to fund these commitments at the borrower’s discretion. At period end, the market value and unrealized gain/(loss) of these unfunded loan commitments amounted to $552,561 and $(19,944), respectively. The coupon rate will be determined at the time of funding and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(n)	This position or a portion of this position represents an unsettled loan purchase. At September 30, 2008, the market value of these unsettled loan purchases amounted to $900,000. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(o)	IO - Interest Only
(p)	Non-income producing security.
(q)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $11,916 has been segregated to collateralize margin requirements for the open futures contract at September 30, 2008.

Currency Abbreviations:
BRL	-	Brazilian Real
COP	-	Colombian Peso
EUR	-	Euro Dollar
GBP	-	Great British Pound
MXN	-	Mexican Peso
PEN	-	Peruvian New Sol
RUB	-	Russian Rouble
TRY	-	New Turkish Lira
UYU	-	Uruguayan Peso

Glossary:
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security
Country Breakdown *
September 30, 2008 (unaudited)

Summary
	81.8%	United States
	2.1%	Brazil
	1.7%	Mexico
	1.5%	Turkey
	1.4%	Russia
	0.9%	Indonesia
	0.7%	Peru
	0.5%	Colombia
	0.5%	Kazakhstan
	0.3%	United Kingdom
	0.3%	Argentina
	0.3%	Venezuela
	0.2%	Hong Kong
	1.6%	Other
	6.2%	Short-Term Investments

	100.0%	Total Investments

*	All data are as of September 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Australia, Austria, Bermuda, Canada, Dominican Republic, Ecuador, El Salvador, France, Greece, India, Jamaica, Luxembourg, Malaysia, Netherlands, Panama, Poland, South Africa, Switzerland and Uruguay.

FINANCIAL ACCOUNTING STANDARDS NO. 157

September 30, 2008 (unaudited)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2008:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$183,650,701	$1,600,183
Level 2	2,514,234,503	–
Level 3	281,994,922	(181,919)

Total	$2,979,880,126	$1,418,264

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities	Other Financial Instruments
Balance as of 12/31/2007	$484,849,971	$(514,496)
Accrued discounts /premiums	5,253,904	–
Realized gain (loss)	17,487,572	– *
Change in unrealized appreciation/depreciation	(65,664,635)	332,577
Net purchases (sales)	(136,690,648)	–
Net transfers in and/or out of Level 3	(23,241,242)	–

Balance as of 9/30/08	$281,994,922	(181,919)

Net change in unrealized appreciation/depreciation from Investments still held as of 9/30/08	$(54,792,896)	$(181,919)

*	The realized gain (loss) recognized during the period ended 9/30/08 for other financial instruments was $0.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: November 21, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: November 21, 2008